Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,000
Previously Paid Amount	0.00
Total Fee Amount	82.86
Total Offset Amount	0.00
Net Fee	82.86
Narrative - Max Aggregate Offering Price	$ 600,000
Final Prospectus	true